SIGNIFICANT TRANSACTIONS (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of subsidiaries [line items]
Other operating income		$ 2	$ 0	$ 2	$ 350
Ericsson
Disclosure of subsidiaries [line items]
Other operating income	$ 350